SUB-ADVISORY AGREEMENT

BETWEEN

YIELDSTREET MANAGEMENT, LLC,

AND

PRYTANIA INVESTMENT ADVISORS LLP

This Sub-Advisory Agreement (the “Agreement”) is made as of October 19th, 2023, by and among YIELDSTREET MANAGEMENT, LLC, a Delaware limited liability company (the “Adviser”), and PRYTANIA INVESTMENT ADVISORS LLP, a United Kingdom limited liability partnership (the “Sub-Adviser”).

WHEREAS, Yieldstreet Prism Fund Inc. (the “Company”) is a closed-end management investment company that has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”);

WHEREAS, each of the Adviser and the Sub-Adviser is an investment adviser that is registered under the Investment Advisers Act of 1940 (the “Advisers Act”);

WHEREAS, the Company has retained the Adviser to furnish investment advisory services to the Company pursuant to the terms and conditions set forth in the Investment Advisory Agreement entered into by and between the Company and the Adviser (the “Advisory Agreement”);

WHEREAS, the Advisory Agreement authorizes the Adviser to enter into one or more sub-advisory agreements with other investment advisers pursuant to which the Adviser may obtain the services of such sub-advisers to assist the Adviser in furnishing investment advisory services to the Company; and

WHEREAS, the Adviser desires to retain the Sub-Adviser to assist it in furnishing investment advisory services to the Company pursuant to the terms and conditions set forth herein, and the Sub-Adviser is willing to furnish said services.

NOW, THEREFORE, in consideration of the premises and the covenants hereinafter contained and for other good and valuable consideration, the receipt and adequacy of which is hereby acknowledged, each of the parties hereto hereby agree as follows:

1.	Appointment of the Sub-Adviser

The Adviser hereby appoints the Sub-Adviser to act as a sub-adviser to the Company, subject to the overall policies, direction and review of the Company’s Board of Directors (the “Board”) and to the instructions and supervision of the Adviser. The Sub-Adviser shall manage the investment and reinvestment of the assets of the Company in accordance with the investment policies, restrictions and guidelines applicable to the Sub-Adviser’s management of the Allocated Assets as agreed to in writing from time to time by the Adviser and the Sub-Adviser (collectively, the “Investment Guidelines”). The Sub-Adviser acknowledges and agrees that the various investment management services provided herein will apply to all or a portion of the Company’s assets that the Adviser shall allocate to the Sub-Adviser from time to time, plus all investments, reinvestments and proceeds of the sale thereof, including, without limitation, all interest, dividends and appreciation on investments, less depreciation thereof and withdrawals by the Adviser therefrom (the “Allocated Assets”). The Sub-Adviser hereby accepts such employment and agrees during the term hereof, subject to the oversight of the Board and the Adviser, to render the services described herein for the compensation provided herein.

2.	Services to be Rendered by the Sub-Adviser

(a)	Investment Program and Portfolio Transactions.

(i)	The Sub-Adviser shall implement a continuous investment program for the Allocated Assets, determining in its discretion the securities, cash and other assets to be purchased, retained or sold for the Allocated Assets in a manner consistent with: (i) the terms of this Agreement; (ii) the Investment Guidelines; (iii) the investment objective, policies and restrictions that are set forth in the Company’s registration statement on Form N-2, as the same shall be amended from time to time (the “Registration Statement”); (iv) all other applicable federal and state laws, rules and regulations, including but not limited to the Investment Company Act, the Investment Advisers Act of 1940, and the Commodity Exchange Act, and the rules and regulations under each, as each may be amended from time to time; (v) the Company’s charter and by-laws as the same shall be amended from time to time; (vi) the Sub-Adviser’s compliance policies and procedures, provided that Sub-Adviser provides to the Adviser, and Adviser acknowledges receipt of, such summary of compliance policies and procedures and any material changes thereof within a reasonable time prior to implementation with respect to the Allocated Assets; and (vii) any other written instructions or policies which the Board or the Adviser may deliver to the Sub-Adviser from time to time, including the policies and procedures adopted by the Company pursuant to Rule 38a-1 under the Investment Company Act.

(ii)	Without limiting the generality of the foregoing, the Sub-Adviser shall with respect to the Allocated Assets, during the term and subject to the provisions of this Agreement: (A) determine the composition of the portfolio, the nature and timing of the changes therein and the manner of implementing such changes; (B) identify/source, research, evaluate and negotiate the structure of the investments made by the Company therein; (C) close and monitor the Company’s investments therein; (D) determine the securities and other assets that the Company will purchase, retain, or sell therein; (E) provide upon request copies of its internal underwriting materials and investment memoranda relating to current or proposed investment of the Allocated Assets including confirmation of compliance with the Sub-Adviser’s best execution policy, (F) provide other reporting, on no less than a monthly basis, setting forth a reasonably detailed description of the assets then included in the Allocated Assets including the performance thereof and applicable market commentary; (G) ensure that the Company’s investments therein consist of assets in compliance with the Investment Guidelines; (H) perform due diligence on prospective portfolio investments therein, which the Company and the Adviser shall be entitled to conclusively rely on; and (I) provide the Company with such other investment advisory, research, and related services as the Company may, from time to time, reasonably require for the investment of the Allocated Assets, including providing operating and managerial assistance to the Company and its portfolio companies therein as required.

(iii)	Subject to the supervision of the Adviser, the Sub-Adviser shall have the power and authority on behalf of the Company to effectuate its investment decisions for the Company with respect to the Allocated Assets, including the execution and delivery of all documents relating to the Company’s investments therein and the placing of orders for other purchase or sale transactions on behalf of the Company with respect thereto. In the event that the Company determines to acquire debt financing with respect to the Allocated Assets, the Sub-Adviser will arrange for such financing on the Company’s behalf, subject to the prior approval of the Adviser and the Board. If it is necessary or appropriate for the Sub-Adviser to make investments on behalf of the Company through a special purpose vehicle, the Sub-Adviser shall have authority to create or arrange for the creation of any such special purpose vehicle and/or to make such investments through any such special purpose vehicle (in accordance with the Investment Company Act), subject to the prior approval of the Adviser.

(b)	Portfolio Transactions.

(i)	The Sub-Adviser shall be primarily responsible for the execution of any trades in securities in the Allocated Assets and the Company’s allocation of brokerage commissions with respect thereto. Any trades relating to the Allocated Assets will be undertaken in accordance with the Sub-Adviser’s best execution policy.

(ii)	Subject to the approval of the Board, the Sub-Adviser is authorized with respect to the Allocated Assets to enter into trading agreements and execute any documents (e.g., ISDAs, control agreements, clearing agreements and other trading arrangements (each, a “Trading Agreement”) on behalf of the Company, as applicable) and take any other actions required to make investments pursuant to the Registration Statement and the Investment Guidelines, which may include any market and/or industry standard documentation; provided that the Sub-Adviser shall obtain the prior written consent of the Adviser before entering into any Trading Agreement where the Company is identified by name either in or on an exhibit to such Trading Agreement and that would be binding upon the Company or any of its assets.

(iii)	The Sub-Adviser shall place orders for the execution of portfolio transactions for the Allocated Assets with broker-dealers selected by the Sub-Adviser. In selecting broker-dealers and the placement of orders for the purchase and sale of assets for the Allocated Assets, the Sub-Adviser shall seek to obtain best execution. It is understood that in accordance with Section 28(e) of the Securities Exchange Act of 1934 the Sub-Adviser may cause the Company to pay a member of a national securities exchange, broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another member of such exchange, broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities, that such amount of commission is reasonable in relation to the value of the brokerage and/or research services provided by such member, broker or dealer, viewed in terms of either that particular transaction or its overall responsibilities with respect to the Company’s portfolio, and constitutes the best net results for the Company.

(iv)	The Sub-Adviser may to the extent permitted by applicable laws, regulations and any exemptive relief or positions of the staff of the SEC, but shall be under no obligation to, aggregate orders. In such event, allocation of the orders, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in a fair and equitable manner and consistent with the Sub-Adviser’s fiduciary obligations to the Company, the Adviser and to the Sub-Adviser’s other clients, in a manner consistent with the Sub-Adviser’s allocation policies and procedures and to the extent permitted by applicable laws and regulations. The Adviser recognizes that, in some cases, the Sub-Adviser’s allocation procedure may limit the size of the position that may be acquired or sold for the Allocated Assets.

(v)	Notwithstanding anything herein to the contrary, the Adviser may, in its sole discretion, direct the Sub-Adviser to effectuate the sale of some or all of the Allocated Assets.

(c)	Proxy Voting. The Sub-Adviser shall use its good faith judgment in a manner which it reasonably believes best serves the interests of the Company’s shareholders to vote or abstain from voting all proxies solicited by or with respect to the issuers of any voting securities in the Allocated Assets. The Sub-Adviser may use recommendations from a third party in order to make voting decisions and may use a third party service provider to perform the voting (a “Third Party Proxy Voting Service Provider”). The custodian for the Allocated Assets shall cause to be forwarded to the Sub-Adviser or Third Party Proxy Voting Service Provider all proxy solicitation materials that the Company or its representatives may receive. The Sub-Adviser agrees that it has adopted written proxy voting procedures that comply with the requirements of the Investment Company Act and the Advisers Act and that it will comply with such procedures with respect to all proxies solicited by or with respect to the issuers of any voting securities in the Allocated Assets. The Sub-Adviser further agrees that it will provide the Board on a quarterly basis, or as the Board may reasonably request at more frequent intervals, with a written report of the proxies voted during the most recent 12-month period or such other period as the Board may designate, in a format reasonably requested by the Board and agreed to by the Sub-Adviser. Upon reasonable request based on a timeline agreed to by the Company and the Sub-Adviser, the Sub-Adviser shall provide the Adviser with all proxy voting records relating to the Allocated Assets, including but not limited to those required by Form N-PX. The Sub-Adviser shall also provide an annual certification, in a form reasonably acceptable to Adviser, attesting to the accuracy and completeness of such proxy voting records.

(d)	Assistance with Public Filings. Upon reasonable request, the Sub-Adviser shall review draft shareholder commentary and similar information in reports to shareholders, registration statements, prospectuses or amendments or supplements thereto or portions thereof that relate to the Allocated Assets or the Sub-Adviser and other documents provided to the Sub-Adviser that relate to the Allocated Assets, provide comments on such drafts within a reasonable time agreed upon by the parties, and provide certifications or sub-certifications as to the accuracy of the information provided in writing by the Sub-Adviser and/or contained in such reports or other documents within a reasonable time agreed upon by the parties.

(e)	Notification of Error Events. The Sub-Adviser shall notify the Adviser and the Company promptly upon detection of any (i) material error in connection with its management of the Allocated Assets, including but not limited to any trade errors, (ii) material breach of any of the Compliance Policies (defined below) or Investment Guidelines, (iii) material violation of any applicable law or regulation, including the Investment Company Act and Section 851(b)(3) of the Internal Revenue Code of 1986, as amended, or (iv) material violation of the Sub-Adviser’s own compliance policies and procedures, in each case that relates to the Allocated Assets (collectively, “Error Events”). The Sub-Adviser shall also notify the Adviser promptly upon detection of any material violations of its compliance policies and procedures that relate to its activities as an investment adviser generally, to the extent that such violation could be considered material to the Sub-Adviser’s advisory clients. In the event of detection of such an Error Event, the Sub-Adviser shall also provide, upon reasonable request and in a format agreed upon by the Company, the Adviser and the Sub-Adviser, a memorandum (which may be in e-mail form unless another format is specifically requested by the Adviser or the Board) to the Adviser and the Company that sufficiently describes any such error and the steps to be taken to correct the error (including those steps taken consistent with the Sub-Adviser’s trade error policy), the action to be taken to prevent future occurrences of such error or, alternatively, a statement that the Sub-Adviser has reviewed its relevant controls, and has determined those controls are reasonably designed to prevent additional such errors in the future (and, to the extent relevant, that such controls are reasonably designed to prevent violations of the federal securities laws). Notwithstanding Section 8 of this Agreement, the Sub-Adviser shall reimburse the Company for direct costs, losses or damages incurred arising out of or resulting from the Error Event. For the avoidance of doubt, any deviation from the Investment Guidelines or other applicable limitation or requirements solely due to market movement or redemption or purchase activity within the Allocated Assets shall not be deemed to be an Error Event for purposes of this Section 2(e), except to the extent the Sub-Adviser could have reasonably complied with the Investment Guidelines notwithstanding such market movement or redemption or purchase activity within the Allocated Assets. The Adviser shall notify the Sub-Adviser if it is or becomes (i) a “bad actor” as described in Rule 506(d)(1)(i) under the Securities Act of 1933, as amended; (ii) an “ineligible person” within the meaning of Rule 206(4)-1(e)(9) under the Advisers Act; or (iii) is required to respond “yes” to any question in item 11 of its Form ADV Part 1.

(f)	Custody Arrangements. The Sub-Adviser shall at no time have custody or physical control of any assets or cash of the Company. The Sub-Adviser shall on each business day provide the Adviser, the Company and the Company’s custodian such information as the Adviser, the Company and the Company’s custodian may reasonably request relating to all transactions and portfolio holdings of the Allocated Assets. The Sub-Adviser shall advise the Company’s custodian and the Adviser on a prompt basis of each purchase and sale of a portfolio security specifying the name of the issuer, the description and volume purchased, the market price, commission and gross or net price, trade date, settlement date and identity of the effecting broker or dealer and such other information as may reasonably be required. The Sub-Adviser shall arrange for the transmission to the custodian and accounting agent on a daily basis such confirmation, trade tickets, and other documents and information as may be reasonably necessary requested to enable the custodian and accounting agent to perform their administrative and recordkeeping responsibilities with respect to the Company. For purposes of this Section 2(g), communication via electronic means will be acceptable as agreed to in writing from time to time by the Adviser, the custodian or the accounting agent of the Company. In the event the Adviser or custodian engages in securities lending activities with respect to the Allocated Assets, the Sub-Adviser will not be a party to or may not necessarily be aware of such lending activities. It is understood that the Sub-Adviser shall not be responsible for settlement delay or failure, corporate action failure or any related costs or loss due to such activities. The Company maintains its assets with an eligible custodian as required by Section 17(f) of the Investment Company Act.

(g)	Valuation Assistance. The Sub-Adviser will provide reasonable assistance to the Adviser or Company and their designated agent(s) in determining or assessing the market value of securities or other instruments held in the Allocated Assets for which market quotations are not readily available. In addition, in order to assist in the Company’s obligation to value its portfolio assets on at least a quarterly basis to determine the Company’s net asset value and upon the request of the Adviser, the Sub-Adviser will provide reasonable assistance to the Company or the Adviser or their designated agent(s) in the Company’s or the Adviser’s determination as to whether prices obtained by the Company or the Adviser or their designated agent(s) for valuation purposes accurately reflect market price information relating to the Allocated Assets at such times as the Adviser, the Company or their agents shall reasonably request, but no less frequently than on a monthly basis. At least once per week, Sub-Adviser shall also provide such information as is required to reconcile its books and records relating to the Allocated Assets to the books and records of the Company’s administrator and sub-administrator. In accordance with the foregoing, the Sub-Adviser shall provide (x) on a monthly basis, summaries of each of the Allocated Assets in excel form which shall include information regarding (i) security descriptions, (ii) composite public rating, (iii) size, (iv) coupon rates, (v) pricing (which shall be provided by a third party vendor engaged by the Adviser), (vi) the benchmark rate in effect at the time of purchase, (vii) the date of purchase, (viii) the market valuation at the time of purchase and (ix) realized and unrealized gains and (y) on a quarterly basis, commentary reports discussing the performance of the Allocated Assets. Notwithstanding the foregoing, the Adviser acknowledges that (a) the Sub-Adviser is not the pricing agent for the Company or the Allocated Assets, (b) the Sub-Adviser’s valuation policies may differ from the valuation policies of the Company’s pricing agent and valuation committee and (c) therefore, the valuations made by the Company with respect to the Allocated Assets may differ from the valuations made by or on behalf of the Sub-Adviser for other accounts that the Sub-Adviser manages. The Sub-Adviser does not guarantee, and absent the Sub-Adviser’s willful misconduct, bad faith, gross negligence or reckless disregard of its duties hereunder, will not be responsible for the accuracy, reliability, or completeness of any market or fair market value determinations of the Allocated Assets’ portfolio investments. The Adviser further acknowledges that certain information, data or analyses may be proprietary to the Sub-Adviser or otherwise consist of nonpublic information, agrees that nothing in this Agreement shall require the Sub-Adviser to provide any information, data or analysis in contravention of applicable legal or contractual requirements, and, with respect to any information that is provided, agrees to use any such information only for the purpose of pricing Allocated Assets and to maintain their confidentiality.

(h)	Cooperation with Service Providers. The Sub-Adviser shall cooperate with and provide reasonable assistance to the Board, the Company’s administrator, the Company’s custodian and foreign custodians, the Company’s transfer agent and pricing agents and all other agents and representatives of the Company and the Adviser, keep all such persons fully informed as to such matters as they may reasonably deem necessary to the performance of their obligations to the Company, provide timely responses to reasonable requests made by such persons and maintain any appropriate interfaces with each, as reasonably requested, so as to promote the efficient exchange of information.

(i)	Monitoring of the Allocated Assets. The Sub-Adviser shall be responsible for daily monitoring of the investment activities and portfolio holdings of the Allocated Assets to ensure compliance with the terms of this Agreement, the Investment Guidelines, the Registration Statement, applicable policies and procedures, and applicable law and regulation. The Sub-Adviser shall notify the Adviser promptly in the event it becomes aware of any non-compliance with any of the above with respect to the Allocated Assets.

(j)	Provision of Portfolio Information. From time to time as the Adviser or the Company may reasonably request, the Sub-Adviser will furnish the requesting party information and reports, in a timely manner, on portfolio transactions of the Allocated Assets, all in such detail, form and frequency as the Adviser or the Company may reasonably request and as agreed upon by both parties.

(k)	Board Reporting. The Sub-Adviser shall provide the Board at least quarterly, in advance of the regular meetings of the Board, a report of its activities hereunder on behalf of the Allocated Assets, all in such form and detail as requested by the Adviser and the Board. The Sub-Adviser shall also make an investment officer available to attend such meetings of the Board as the Adviser or the Board may reasonably request. Any such attendance may be done remotely by telephone or video conference unless physical presence is specifically requested by the Adviser or the Board.

(l)	Review of Materials. Upon the Adviser’s request, the Sub-Adviser shall review and comment on selected portions of the Registration Statement, other offering documents and marketing materials of the Company relating to the Sub-Adviser and/or the Allocated Assets. The Sub-Adviser shall promptly notify the Adviser if any information in the Registration Statement or other materials it has reviewed is (or will become) inaccurate or incomplete.

(m)	Portfolio Review Meetings. The Sub-Adviser shall, upon the request of the Company or the Adviser on a monthly basis, participate in meetings (which may be telephonic) of the Company and the Adviser to provide updates on the performance of the Allocated Assets and such other topics as the Adviser or Company may reasonably request.

(n)	Books and Records. The Sub-Adviser shall keep and preserve for the period required by the Investment Company Act any books and records relevant to the provision of its investment advisory services to the Company and shall specifically maintain all books and records in accordance with Section 31(a) of the Investment Company Act and applicable rules thereunder with respect to the Company’s portfolio transactions and shall render to the Board such periodic and special reports as the Board may reasonably request. The Sub-Adviser agrees that all records that it maintains for the Company are the property of the Company and will surrender promptly to the Company any such records upon the Company’s request, provided that the Sub-Adviser may retain a copy of such records including, for the avoidance of doubt, back-up records relating to the performance of the Allocated Assets for use as part of the Sub-Adviser’s own track record, subject in all instances to the provision of Section 9 hereof.

(o)	Delegation. The Sub-Adviser may not delegate to one or more entities any of the services for which Sub-Adviser is responsible under this Agreement without the prior consent and approval of the Board. In the event that the Sub-Adviser requests, and the Board consents to, any such delegation, the Sub-Adviser will be responsible for compensation, if any, of any such entities for such services, will continue to have responsibility and liability for all such services required to be provided under this Agreement and will supervise each delegate in its performance of its services for the Company with a view to preventing violations of the federal securities laws.

(p)	Independent Contractor. The Sub-Adviser shall for all purposes herein provided be deemed to be an independent contractor and, except as expressly provided or authorized herein or in any other agreement between the Sub-Adviser and the Company and/or the Adviser, shall have no authority to act for or represent the Company and/or the Adviser in any way or otherwise be deemed an agent of the Company and/or the Adviser.

(q)	Legal Proceedings. The Sub-Adviser shall not act for, represent, or purport to bind the Company or the Adviser in any legal or administrative proceedings involving the Company or any such proceedings involving any security or investment currently or formerly held by the Company, including, without limitation, class action lawsuits, regulatory or governmental victim funds, and bankruptcy proceedings. The Sub-Adviser does, however, agree that it will promptly notify the Adviser of any legal matters affecting the Company or any security or investment currently or formerly held in the Company, that the Sub-Adviser reasonably believes that the Company and the Adviser should consider pursuing (“Legal Matters”). The Sub-Adviser agrees to cooperate with the Adviser to provide reasonable assistance regarding any Legal Matters, including providing factual information in its possession regarding such Legal Matters as the Company and/or the Adviser may reasonably request. The Company and the Adviser each agree to cooperate with the Sub-Adviser to provide reasonable assistance regarding any non-adversarial legal matters arising out of the Sub-Adviser’s engagement under this Agreement, including providing factual information in its possession regarding such legal matters as the Sub-Adviser may reasonably request.

(r)	Standard of Care. In carrying out its services set forth in this Section 2, the Sub-Adviser agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for such obligations would exercise in the ordinary course.

3.	Notice of Certain Events

(a)	Notice of Certain Events.

(i)	The Sub-Adviser will promptly notify the Adviser in writing of the occurrence of any of the following events:

(1)	The Sub-Adviser ceases to be registered as an investment adviser under the Investment Advisers Act of 1940 or under the laws of any jurisdiction in which the Sub-Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

(2)	The occurrence of any inspections, notices or inquiries from any governmental, administrative or self-regulatory agency, or actions, suits or proceedings involving the affairs of the Company or the Sub-Adviser’s management of the Allocated Assets;

(3)	Any change in control or senior management of the Sub-Adviser;

(4)	Any events that would be reasonably likely to have a material adverse effect on the ability of the Sub-Adviser to conduct its business and comply with its obligations hereunder; and

(5)	Any changes in the key personnel who are the portfolio managers responsible for the management of the Allocated Assets prior to such change.

(ii)	The Adviser will promptly notify the Sub-Adviser in writing of the occurrence of any of the following events:

(1)	The Adviser ceases to be registered as an investment adviser under the Investment Advisers Act of 1940 or under the laws of any jurisdiction in which the Adviser is required to be registered as an investment adviser in order to perform its obligations under this Agreement;

(2)	The occurrence of any inspections, notices or inquiries from any governmental, administrative or self-regulatory agency, or actions, suits or proceedings involving the Allocated Assets;

(3)	Any change in control or senior management of the Adviser;

(4)	Any events that would be reasonably likely to have a material adverse effect on the ability of the Adviser to conduct its business and comply with its obligations hereunder;

(5)	Any changes in the key personnel who are the portfolio managers responsible for the management of the Company.

(b)	Notification of Other Material Events.

(i)	The Sub-Adviser shall promptly notify the Adviser and the Company in writing of the occurrence of any of the following events:

(1)	any material breach of this Agreement;

(2)	the Sub-Adviser becomes aware that it is or likely may become subject to any statutory disqualification pursuant to Section 9(b) of the Investment Company Act or otherwise that prevents the Sub-Adviser from serving as an investment adviser of an investment company registered under the Investment Company Act or performing its duties pursuant to this Agreement;

(3)	the Sub-Adviser shall have been served or otherwise becomes aware of any action, suit, proceeding, inquiry or investigation applicable to it, at law or in equity, before or by any court, governmental, administrative or self-regulatory agency (A) involving the Sub-Adviser’s management of the Allocated Assets, (B) materially impacting the Sub-Adviser’s ability to perform its obligations hereunder, or (C) that is material to the Sub-Adviser’s business as it relates to its performance of its duties under this Agreement;

(4)	any proposed or actual change in control or management of the Sub-Adviser; within the meaning of Rules 2a-6 and 202(a)(1)-1 under the Investment Company Act and Advisers Act, respectively;

(5)	any proposed assignment of this Agreement, as defined under the Investment Company Act; and

(6)	any material adverse change in the Sub-Adviser’s business that may materially impair its ability to perform its duties pursuant to this Agreement. For purposes of this Section 2(f), a “material adverse change” includes, but is not limited to, a material loss of assets or accounts under management or the departure of senior investment professionals managing the Allocated Assets to the extent such professionals are not replaced promptly by professionals of comparable experience and quality, or material cybersecurity-related breaches or incidents that result in a potential material change in financial condition.

(ii)	The Sub-Adviser further agrees to notify the Adviser and the Company promptly if it becomes aware that any statement regarding the Sub-Adviser contained in any registration statement or prospectus filed by the Company, or any amendment or supplement thereto, becomes untrue or incomplete in any material respect.

(iii)	The Adviser shall promptly notify the Adviser and the Company in writing of the occurrence of any of the following events:

(1)	any material breach of this Agreement;

(2)	the Adviser becomes aware that it is or likely may become subject to any statutory disqualification pursuant to Section 9(b) of the Investment Company Act or otherwise that prevents the Adviser from serving as an investment adviser of an investment company registered under the Investment Company Act or performing its duties pursuant to this Agreement;

(3)	the Adviser shall have been served or otherwise becomes aware of any action, suit, proceeding, inquiry or investigation applicable to it, at law or in equity, before or by any court, governmental, administrative or self-regulatory agency (A) involving the Allocated Assets, (B) materially impacting the Adviser’s ability to perform its obligations hereunder, or (C) that is material to the Adviser’s business as it relates to its performance of its duties under this Agreement;

(4)	any proposed or actual change in control or management of the Adviser; within the meaning of Rules 2a-6 and 202(a)(1)-1 under the Investment Company Act and Advisers Act, respectively;

(5)	any proposed assignment of this Agreement, as defined under the Investment Company Act; and

(6)	any material adverse change in the Adviser’s business that may materially impair its ability to perform its duties pursuant to this Agreement. For purposes of this Section 2(f), a “material adverse change” includes, but is not limited to, a material loss of assets or accounts under management or the departure of senior investment professionals managing the Company to the extent such professionals are not replaced promptly by professionals of comparable experience and quality, or material cybersecurity-related breaches or incidents that result in a potential material change in financial condition.

(c)	Compliance Notices. Throughout the term of this Agreement, the Sub-Adviser shall submit to the Adviser: (a) any material changes to the written policies and procedures as required by Rule 206(4)-7 under the Advisers Act of 1940 and Rule 38a-1 under the Investment Company Act that relate to the services provided by the Sub-Adviser to the Company; (b) notification of regulatory examinations of the Sub-Adviser and general descriptions of the results of such examinations and of any periodic testing of applicable compliance policies; and (c) notification of any material compliance matter that relates to the services provided by the Sub-Adviser to the Company, including but not limited to any material violation of applicable compliance policies or the code of ethics of the Sub-Adviser. Throughout the term of this Agreement, the Sub-Adviser shall provide the Adviser with any certifications, information and access to personnel and resources that the Adviser may reasonably request to enable the Company to comply with Rule 38a-1 under the Investment Company Act.

(d)	Documents. The Adviser shall make available to the Sub-Adviser, or furnish the Sub-Adviser with, copies of the Company’s Registration Statement, charter, by-laws, Advisory Agreement, Investment Guidelines and any other limitations or guidelines instituted by the Adviser that specifically relate to the Allocated Assets, and any amendments thereto, in each case in the form currently in effect.

4.	Expenses

Except as otherwise provided herein, the Sub-Adviser shall pay all expenses incurred by it in connection with the performance of its activities under this Agreement, other than investment-related expenses of the Company (including, but not limited to, the cost of securities, commodities and other investments purchased or sold for the Company (including brokerage commissions and other fees or charges associated with transactions), transfer fees, registration costs, taxes, interest or any other expenses incurred by the Company in connection with acquiring, holding or disposing of its investments, including any legal or third-party service fees incurred by the Sub-Adviser or the Company in connection with securities held for the Company). Except as otherwise provided in this Agreement or by law, the Sub-Adviser shall not be responsible for any other expenses incurred by or on behalf of the Company in connection with its operation, including but not limited to (a) management fees payable to the Adviser under the Advisory Agreement; (b) management or other fees or expenses payable to any other sub-advisers retained by the Company or the Adviser; (c) expenses incurred in connection with providing or arranging for the provision of the facilities and administrative services necessary for the Company to operate; and (d) any fees, costs or expenses of the Company’s operations specifically borne by the Company pursuant to the Advisory Agreement.

5.	Compensation of the Sub-Adviser

(a)	The Adviser agrees to pay, and the Sub-Adviser agrees to accept, as compensation for the services provided by the Sub-Adviser hereunder, a management fee (the “Management Fee”) as hereinafter set forth. The Adviser shall make any payments due hereunder to the Sub-Adviser or to the Sub-Adviser’s designee as the Sub-Adviser may otherwise direct.

(b)	For services rendered under this Agreement, the Management Fee shall be calculated daily based on the applicable annual rate set forth in Exhibit A with respect to the amount of the net assets of the Company comprising the Allocated Assets, excluding cash and cash-equivalents (the “Net Allocated Assets”), and will be payable quarterly in arrears.

(c)	Notwithstanding anything to the contrary contained in this Agreement, each of the Company, the Adviser and the Sub-Adviser acknowledge and agree that the provisions of this Section 5 shall be of no force and effect unless and until this Agreement has been approved by the vote of a majority of the Company’s directors who are not parties to this Agreement or “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act) of any such party, in accordance with the requirements of the Investment Company Act (the “Approval Date”). For the avoidance of doubt, the Sub-Adviser shall receive no compensation with respect to services provided prior to the Approval Date.

6.	Representations, Warranties and Covenants

(a)	Sub-Adviser. The Sub-Adviser represents and warrants to the Adviser that:

(i)	The Sub-Adviser’s activities will at all times be in compliance in all material respects with all applicable federal and state laws governing its operations and investments, and in accordance with the Company’s compliance policies and procedures adopted thereby pursuant to Rule 38a-1 under the Investment Company Act, and the Sub-Adviser’s own compliance policies and procedures adopted thereby pursuant to the Advisers Act, in each case as applicable to its activities hereunder with respect to the Net Allocated Assets (the “Compliance Policies”).

(ii)	The Sub-Adviser shall provide, within a reasonable time agreed upon by the parties, the Adviser, the Company or the Board with such information and assurances (including certifications and sub-certifications) and with such assistance as the Adviser, the Company or the Board may reasonably request from time to time in order to assist it in complying with applicable laws, rules, regulations and exemptive orders, including requirements in connection with the Adviser’s, the Sub-Adviser’s or the Board’s fulfillment of its responsibilities under Section 15(c) of the 1940 Act (in such form and frequency as the Adviser and Sub-Adviser mutually agree).

(iii)	The Sub-Adviser shall use commercially reasonable efforts to provide the Adviser and its affiliates with any information the Adviser needs for the preparation and/or filing of periodic and other reports and filings required to maintain the registration and qualification of the Company, or to meet other reporting, regulatory or tax requirements applicable to the Company, under federal and state, and foreign securities, commodities and tax laws and other applicable laws.

(iv)	The retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is permitted under the Sub-Adviser’s governing documents.

(v)	The execution, delivery and performance of this Agreement do not violate any obligation by which the Sub-Adviser or its property is bound, whether arising by contract, operation of law or otherwise.

(vi)	This Agreement has been duly authorized by appropriate action of the Sub-Adviser and when executed and delivered by the Sub-Adviser will be a legal, valid and binding obligation of the Sub-Adviser.

(vii)	The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and is duly registered and/or licensed with all other regulatory bodies necessary or appropriate to perform its obligations under this Agreement.

(viii)	The Sub-Adviser is not prohibited by the Investment Adviser Act of 1940 or other law, regulation or order from performing the services contemplated by this Agreement.

(b)	Adviser.

(i)	The retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is permitted under the Adviser’s governing documents.

(ii)	The execution, delivery and performance of this Agreement do not violate any obligation by which the Adviser or its property is bound, whether arising by contract, operation of law or otherwise.

(iii)	This Agreement has been duly authorized by appropriate action of the Adviser and when executed and delivered by the Adviser will be a legal, valid and binding obligation of the Adviser.

(iv)	The Company is not a “benefit plan investor” as defined by the U.S. Employee Retirement Income Security Act of 1974, as amended, nor does the Company intend to become one.

(v)	The Adviser has adopted a global anti-money laundering (“AML”) program which it applies firm-wide that consists of policies, procedures, internal controls and systems designed to achieve and monitor compliance with applicable provisions of AML regulations in the jurisdictions in which it operates.

(vi)	The Adviser has received and reviewed a copy of the Sub-Adviser’s Form ADV.

7.	Limitations on the Employment of the Sub-Adviser

The services of the Sub-Adviser to the Adviser and the Company are not exclusive, and the Sub-Adviser may engage in any other business or render similar or different services to others including, without limitation, the direct or indirect sponsorship or management of other investment-based accounts or commingled pools of capital, however structured, having investment objectives similar to those of the Company, so long as its services to the Company hereunder are not impaired thereby, and nothing in this Agreement shall limit or restrict the right of any manager, partner, officer or employee of the Sub-Adviser or its affiliates to engage in any other business or to devote his or her time and attention in part to any other business, whether of a similar or dissimilar nature, or to receive any fees or compensation in connection therewith (including fees for serving as a director of, or providing consulting services to, one or more of the Company’s portfolio companies, subject to applicable law). The Sub-Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder.

8.	Liability and Indemnification

(a)	The Sub-Adviser (and its affiliates, officers, managers, partners, agents, employees, controlling persons and members) shall not be liable to the Company for any action taken or omitted to be taken by the Sub-Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Company; provided that nothing herein shall be construed to protect the Sub-Adviser or any director, officer or employee of the Sub-Adviser in the event of (i) the Sub-Adviser’s breach of fiduciary duty; (ii) the Sub-Adviser’s material breach of this agreement, willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties hereunder; or (iii) any untrue statement of a material fact (or an omission of such statement) contained in the Registration Statement, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Allocated Assets or the Sub-Adviser to the extent that such statement was made in reliance on information furnished to the Company and/or the Adviser by the Sub-Adviser or any director, officer, agent or employee of the Sub-Adviser for use therein.

(b)	Each party hereto (the “Indemnifying Party”) agrees to indemnify and hold harmless the other parties (and each of their respective affiliates, officers, managers, partners, agents, employees, controlling persons and members, including without limitation its general partner or managing member) (collectively, the “Indemnified Parties”) and hold them harmless from and against all damages, liabilities, costs and expenses (including reasonable and documented out of pocket attorneys’ fees and amounts reasonably paid in settlement, except for any settlement effected by a Indemnified Party without the written consent of the Indemnifying Party) incurred by the Indemnified Parties in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Company or its security holders) arising out of or otherwise based upon the Indemnified Party’s involvement in this Agreement, together with all legal and other expenses reasonably incurred by any such Indemnified Party in connection with such liability; provided that the Indemnifying Party shall not be liable for any indemnification to an Indemnified Party to the extent that any such action, suit, investigation or other proceeding resulted from that Indemnified Party’s material breach of this Agreement, willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties hereunder.

9.	Confidentiality

The Sub-Adviser will treat confidentially and as proprietary information of the Company all records and other information relative to the Company and prior, present or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Company, which approval shall not be unreasonably withheld and may not be withheld where Sub-Adviser may be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities, or when so requested by the Company. Notwithstanding the foregoing, the Sub-Adviser may disclose such information on regulatory filings and as is responsive to regulatory requests which, in each case, is determined to be necessary by legal counsel. In addition, notwithstanding anything else herein, the parties agree that the Sub-Adviser may retain a copy of records pertaining to, and be permitted to use and disclose, the performance of the Allocated Assets as part of its own track record; provided that no such disclosures shall include any confidential information relating to the Adviser, the Company or any special purpose vehicle owned thereby.

The Adviser will treat confidentially and as proprietary information all non-public information of the Sub-Adviser provided to the Adviser, and will not use such information for any purpose other than as contemplated hereunder, except after prior notification to and approval in writing by the Sub-Adviser, which approval shall not be unreasonably withheld and may not be withheld where Adviser or the Company may be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities. Notwithstanding the foregoing, the Adviser may disclose such information on regulatory filings and as is responsive to regulatory requests which, in each case, is determined to be necessary by legal counsel. For the avoidance of doubt, information relating to portfolio transactions of the Company or any special purpose vehicle owned thereby shall not be considered non-public or proprietary information of the Sub-Adviser.

The Adviser further agrees to maintain in strict confidence and not use (except as contemplated herein) or disclose to any third party any investment advice provided by the Sub-Adviser. The Adviser will not replicate the Sub-Adviser’s trading strategy in another vehicle or otherwise take any action, directly or indirectly, that would knowingly circumvent the intent of this Agreement.

10.	Use of Name and Logo

During the term of this Agreement, the Adviser or its affiliates shall have permission to use the Sub-Adviser’s name and logo in the marketing materials of the Company as a provider of services to the Company. A copy of the marketing material that contains the Sub-Adviser’s name and logo should be provided for its record in each case. Additionally, either party may: (a) use the name, trade name or trademark of the other party as required by law or regulation and in disclosure required by law or regulation and/or (b) receive the prior written consent of the other party to use the name, trade name or trademark of the other party in the limited instance set out in such written consent.

11.	Effectiveness, Duration and Termination of Agreement

(a)	This Agreement shall become effective as of the first date above written. This Agreement may be terminated (a) at any time, without the payment of any penalty, upon 60 days’ written notice, (i) by the Adviser, (ii) by the vote of a majority of the outstanding voting securities of the Company, (iii) by the vote of the Company’s directors, or (iii) by the Sub-Adviser; (b) by the Adviser or the Company upon a material breach by the Sub-Adviser of any of the Sub-Adviser’s obligations or representations under this Agreement if such breach is not corrected within ten (10) business days after notice thereof by the Adviser or the Company; or (c) immediately by the Adviser if the Sub-Adviser is grossly negligent, commits fraud or willful misconduct, misappropriates funds or violates any criminal law or declares bankruptcy or the occurrence of other similar insolvency events.

(b)	The provisions of Section 8 of this Agreement shall remain in full force and effect, and the Sub-Adviser shall remain entitled to the benefits thereof, notwithstanding any termination of this Agreement. Further, notwithstanding the termination or expiration of this Agreement as aforesaid, the Sub-Adviser shall be entitled to any amounts owed under Section 5 through the date of termination or expiration, and Section 8 shall continue in force and effect and apply to the Sub-Adviser and its representatives as and to the extent applicable.

(c)	This Agreement shall continue in effect for two years from the date hereof, and thereafter shall continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (A) the vote of the Board, or by the vote of a majority of the outstanding voting securities of the Company and (B) the vote of a majority of the Company’s directors who are not parties to this Agreement or “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act) of any such party, in accordance with the requirements of the Investment Company Act.

(d)	This Agreement will automatically terminate in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act).

(e)	Upon termination of this Agreement, the Company may elect to receive distribution of the Allocated Assets in-kind or in cash.

12.	Notices

Any notice under this Agreement shall be given in writing, addressed and delivered, mailed, postage prepaid, and delivered by electronic address to the other party at the below address:

If to the Sub-Adviser:

Prytania Investment Advisors LLP

City Point

1 Ropemaker Street

London

EC2Y 9AQ

Attn: Gideon Fackrell

Email: gfackrell@prytania.com, with a copy to middle-office@prytania.com and investorrelations@prytania.com

If to the Company or the Adviser:

YieldStreet Management, LLC

300 Park Avenue

15th Floor

New York, NY 10022

Attn: Ivor Wolk

E-mail: iwolk@yieldstreet.com, with a copy to legal@yieldstreet.com

13.	Amendments

This Agreement may be amended by mutual written consent, but the consent of the Company must be obtained in conformity with the requirements of the Investment Company Act.

14.	Severability

If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

15.	Entire Agreement; Governing Law

This Agreement contains the entire agreement of the parties and supersedes all prior agreements, understandings and arrangements with respect to the subject matter hereof. This Agreement shall be construed in accordance with the laws of the State of New York applicable to contracts formed and to be performed entirely within the State of New York, without regard to conflict of laws principles, and in accordance with the applicable provisions of the Investment Company Act. In such case, to the extent the applicable laws of the State of New York, or any of the provisions herein, conflict with the provisions of the Investment Company Act, the latter shall control. Subject to Section 16 hereof, each party to this Agreement, to the fullest extent permitted by law, (a)     hereby irrevocably submits to the exclusive jurisdiction of the state court of the State of New York, New York County, and the United States District Court located in the State of New York, New York County, (b) hereby waives and agrees not to assert, by way of motion, as a defense or otherwise, in any such action, any claim that it is not subject personally to the jurisdiction of the above-named courts, that its property is exempt or immune from attachment or execution, that any such action brought in one of the above-named courts should be dismissed on grounds of forum non conveniens, should be transferred to any court other than one of the above-named courts, or should be stayed by reason of the pendency of some other proceeding in any other court other than one of the above-named courts, or that this Agreement or the subject matter hereof may not be enforced in or by such court and (c) hereby agrees not to commence any action arising out of or based upon this Agreement or relating to the subject matter hereof other than before one of the above-named courts nor to make any motion or take any other action seeking or intending to cause the transfer or removal of any such action to any court other than one of the above-named courts whether on the grounds of inconvenient forum or otherwise. Unless otherwise agreed to in writing by the parties, each party to this Agreement hereby (x) consents to service of process in any such action in any manner permitted by New York law, (y) agrees that service of process made in accordance with clause (x) or made by registered or certified mail, return receipt requested, at its address specified pursuant to the notice provisions of this Agreement will, to the fullest extent permitted by law, constitute good and valid service of process in any such action and (z) waives and agrees, to the fullest extent permitted by law, not to assert (by way of motion, as a defense, or otherwise) in any such action any claim that service of process made in accordance with clause (x) or clause (y) does not constitute good and valid service of process.

16.	Dispute Resolution

Except as otherwise specifically provided in this Agreement, as otherwise required by a non-waivable provision of applicable law, or as otherwise agreed by the Sub-Adviser and the Company, any controversy or claim or other dispute arising out of or relating to this Agreement (including any dispute relating to the validity, scope or enforceability of this Section 16) will be resolved exclusively through binding arbitration administered by JAMS pursuant to its Comprehensive Arbitration Rules and Procedures. Within fifteen (15) business days after the commencement of arbitration, each party will attempt in good faith to agree on a single arbitrator before whom the arbitration will be conducted. If the parties cannot agree on an arbitrator, each party will select an arbitrator from the list of approved neutrals provided by JAMS, and the selected arbitrators will select a third arbitrator for the arbitral panel. Judgment upon an award arising in connection therewith may be entered in any court of competent jurisdiction. THE PARTIES EXPRESSLY ACKNOWLEDGE THAT, UNDER THE PRECEDING SENTENCE, THEY ARE WAIVING THEIR RIGHT TO A JURY TRIAL AND TO ANY CLASS OR COLLECTIVE ACTION WITH REGARD TO ALL MATTERS FOR WHICH ARBITRATION IS REQUIRED. Any arbitration arising out of or relating to this Agreement will be held in New York, New York or, if such proceeding cannot be lawfully held in such location, as near thereto as applicable law permits. To the maximum extent permitted by applicable law, in any dispute relating to the obligation of a party to make indemnification payments, the burden of proof will be upon the party seeking to avoid making such payments. To the maximum extent reasonably practicable, the resolution of any controversy or claim described in this Section 16 will be conducted in a manner that preserves the confidentiality of confidential information as set forth under this Agreement and otherwise minimizes disruption to the operations of the Company.

17.	Counterparts

This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

[Remainder of Page Intentionally Left Blank]

* * *

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed on the date above written.

YIELDSTREET MANAGEMENT, LLC

By:
Name: Michael Weisz
Title: President and Chief Executive Officer

PRYTANIA INVESTMENT ADVISORS LLP

By:
Name: Mark Hale
Title: Chief Executive Officer

Exhibit A

Management Fee Calculation

The Management Fee shall be calculated by reference to the applicable annual percentage set forth below.

●	0.40% per annum for the first $50 million of the Net Allocated Assets; and

●	0.35% per annum of the Net Allocated Assets which are greater than $50 million.

For the avoidance of doubt, as set forth in Section 5, the Management Fee shall be computed daily, and then is payable quarterly in arrears, such that, for a given quarter, the fee will be the aggregate of such daily calculations.

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